Long-term debt - Deferred financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Cost	$ 6,336	$ 6,336
Accumulated amortization	2,822	1,965
Net Book Value	$ 3,514	$ 4,371